SUBSEQUENT EVENTS	2 Months Ended	7 Months Ended
	May 21, 2025	Sep. 30, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date, up to August 18, 2025, the date that the financial statements were issued. Based upon this review, other than as noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On August 15, 2025, the Company effected an approximately 1 to 1.33 share split and upon completion of the share split, each of our independent directors transferred 13,333 founder shares to our Sponsor for an amount of $43.48. As a result, the Sponsor currently holds 7,546,667 founder shares, and each of the independent directors currently holds, 40,000 founder shares for an aggregate of 7,666,667 founder shares. All share and per share data has been retrospectively presented.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.